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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0000893660


                             Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  May 31


Date of reporting period:  December 1, 2002 through May 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                      VALUE
                                      FUND


                                   Semiannual
                                     Report

                                    5/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    7

Schedule of Investments                           10

Financial Statements                              18

Notes to Financial Statements                     26

Trustees, Officers and Service Providers          33

Programs and Services for Pioneer Shareowners     34

Retirement Plans from Pioneer                     36

Pioneer International Value Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 5/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

[Sidebar]
--------------------------------------------------------------------------------
Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investment Management USA Inc., the U.S. investment arm of Pioneer Global Asset and Management. Mr. Hood had been Chief Operating Officer at Pioneer U.S. and a key member of the senior management committee. He joined Pioneer in 2000, having previously held senior management positions at both John Hancock Financial Services and American Express.
--------------------------------------------------------------------------------

The favorable conclusion of the war with Iraq coupled with guarded optimism on the economy set off a strong stock market rally after several months of volatility. Corporate bond prices also rose, as investors sought higher returns.

After the war, domestic factors such as taxes and the outlook for corporate earnings took center stage. Recent cuts in tax rates on dividends capital gains, designed to encourage investment and lower personal income taxes, could energize the economy. The Federal Reserve Board appears committed to low interest rates, keeping borrowing costs low for businesses and consumers. Interest rates have been cut in Europe as well, in the hope of reviving sluggish economies on the other side of the Atlantic. Meanwhile, the weaker U.S. dollar is boosting business for American companies that operate in overseas markets.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or geopolitical events. Our focus remains, as it has since 1928, on intensive research aimed at finding the best values for our shareowners. Our managers and analysts spend every day looking for companies with strong finances and positive prospects; financially strong companies have greater potential to grow when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds both here and overseas that offer good current yields and potential for higher prices.

Consult a trusted advisor

Whenever the news is troubling, it's tempting to change course. But timing the market - moving in and out as events unfold - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by not speculating on market moves and relying instead on dispassionate professional advice. So invest some time and meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

[Signature of Osbert Hood]

Osbert Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                      24.0%
Health Care                     12.1%
Consumer Staples                10.8%
Energy                          10.2%
Industrials                      8.9%
Telecommunication Services       8.8%
Consumer Discretionary           8.3%
Materials                        7.7%
Information Technology           7.4%
Utilities                        1.8%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

United Kingdom                          31.0%
Japan                                   13.2%
France                                  11.8%
Switzerland                              8.9%
Germany                                  7.1%
Australia                                6.5%
Italy                                    4.0%
Spain                                    3.7%
Finland                                  2.3%
South Korea                              2.1%
Singapore                                1.6%
People's Republic of China               1.4%
Hong Kong                                1.1%
Canada                                   1.1%
Taiwan                                   1.0%
Other (individually less than 1%)        3.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    Vodafone Group Plc               3.91%
 2.    Shell Transport & Trading Co.    3.76%
 3.    HSBC Holding Plc                 2.33%
 4.    Barclays Plc                     2.31%
 5.    Nokia Oyj                        2.27%
 6.    GlaxoSmithKline Plc              2.27%
 7.    BNP Paribas SA                   2.25%
 8.    UBS AG                           2.21%
 9.    BP Amoco Plc                     2.02%
10.    British American Tobacco Plc     2.01%

Fund holdings will vary for other periods. This list excludes money market instruments.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   11/30/02
                 $11.92    $11.86

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns+
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

------------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
             Net Asset    Public Offering
Period         Value          Price*
10 Years       1.43%          0.83%
5 Years       -9.99         -11.05
1 Year       -16.06         -20.90

------------------------------------------

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer International   MSCI ACWF ex
                Value Fund*             U.S. Index

5/93             $9,425                 $10,000
11/93           $12,171                 $10,085
                $13,391                 $11,619
11/95           $13,902                 $12,258
                $15,487                 $13,754
11/97           $16,917                 $13,714
                $15,341                 $15,348
11/99           $19,141                 $18,976
                $16,181                 $17,066
11/01           $12,115                 $14,026
                $10,804                 $12,526
5/03            $10,858                 $13,109

+ The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   11/30/02
                 $11.24    $11.25

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns+
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

------------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                       If          If
Period                Held      Redeemed*
Life-of-Class
(4/4/94)             -2.90%      -2.90%
5 Years             -10.88      -11.05
1 Year              -17.05      -20.37

------------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer International   MSCI ACWF ex
                Value Fund*             U.S. Index

4/94            $10,000                 $10,000
11/94            $9,803                 $10,087
                $10,102                 $10,642
                $11,157                 $11,940
11/97           $12,093                 $11,905
                $10,877                 $13,324
11/99           $13,456                 $16,474
                $11,270                 $14,815
11/01            $8,351                 $12,176
                 $7,363                 $10,874
5/03             $7,356                 $11,379

+ Index comparison begins April 30, 1994. The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions

Net Asset Value
per Share        5/31/03   11/30/02
                 $11.10    $11.11

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns+
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

------------------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)           -5.18%          -5.31%
5 Years            -10.91          -11.09
1 Year             -16.98          -17.84

------------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer International   MSCI ACWF ex
                Value Fund*             U.S. Index

1/96             $9,900                 $10,000
                $10,171                 $10,647
11/97           $11,030                 $10,616
                 $9,977                 $11,881
11/99           $12,340                 $14,690
                $10,317                 $13,210
11/01            $7,617                 $10,857
                 $6,711                  $9,696
5/03             $6,705                 $10,146

+ The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   4/1/03
                 $11.93    $10.54

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 5/31/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

-----------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                If          If
Period         Held      Redeemed*
10 Years       1.26%       1.26%
5 Years       -9.99       -9.99
1 Year       -15.99      -16.83

-----------------------------------

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase maybe be subject to CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer International   MSCI ACWF ex
                Value Fund*             U.S. Index

5/93            $10,000                 $10,000
11/93           $12,896                 $10,085
                $14,074                 $11,619
11/95           $14,615                 $12,258
                $16,249                 $13,754
11/97           $17,626                 $13,714
                $15,973                 $15,348
11/99           $19,972                 $18,976
                $16,866                 $17,066
11/01           $12,631                 $14,026
                $11,263                 $12,526
5/03            $11,330                 $13,109

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

+ The MSCI All Country World Free Index, excluding the United States, is composed of 46 markets: 21 developed and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/03
--------------------------------------------------------------------------------

The easing of geopolitical tensions set the stage for a strong comeback in international stocks during the six months ended May 31, 2003, the first half of your Fund's fiscal year. However, an appreciating euro is presenting mixed opportunities for investors - hurting continental Europe's export-fueled economy and tourism industry while helping foreign businesses selling to the region. In the following interview, Stefano Pregnolato, a member of the Fund's management team, discusses how the Fund responded to this complex environment and his outlook for the balance of the fiscal year.

Q: International stock markets rallied this spring. Did the six months ended May 31, 2003, prove to be a favorable period for the Fund?

A: The improvement in market sentiment did help the Fund. With the discussions about Iraq turning from war to reconstruction and peace in the region, months of uncertainty dissipated. Investors seemed to breathe a collective sigh of relief and redirected their attention to the financial markets and prospects for economic recovery. Understandably, the downtrodden and more cyclical stocks that were most undervalued led the rally. While your Fund is diversified across both cyclical and defensive stocks to best position it for growth in up and down markets, its emphasis on high-quality companies limited its participation in the spring rally, which favored lower-quality and more aggressive-growth stocks.

     For the six months ended May 31, 2003, the Fund's Class A shares returned 0.51% at net asset value. In comparison, the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country World Free Index, excluding the United States, posted a return of 4.62% for the same period. We attribute the Fund's underperformance relative to its benchmark to unfavorable performance among Japanese stocks and a handful of individual stocks that lagged their respective sectors. For instance, Aventis (France), which is no longer in the portfolio, faced intense competition from generics and U.S. pharmaceuticals. Kao (Japan) came under pressure when the company had to restate earnings in March in response to accounting-related issues.

     The insurance sector also suffered during the six months. Many European insurers were badly affected by losses on equity investments, which depleted their capital bases. We sharply curtailed

Pioneer International Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/03                              (continued)
--------------------------------------------------------------------------------

     the Fund's exposure to insurance stocks, eliminating Muenchener Rueckversicherungs (Germany) and investments in Riunione Adriatica di Sicurta (Italy).

Q: How is the euro's strong appreciation affecting the holdings in the portfolio?

A: The euro appreciated 18.5% in value against the dollar during the first half of your Fund's fiscal year. Falling global stocks and lower demand for the U.S. dollar triggered the stronger euro, which has been enjoying a safe-haven status along with the Swiss franc since November 2002. The euro's climb has brought mixed fortunes for your Fund. As the Fund's gains or losses in the more expensive euro currency are converted back into a weaker U.S. dollar, the dollar-based returns become more favorable. On the downside, Europe's export-fueled economy is losing its pricing edge over foreign competitors, ultimately lowering profits for continental Europe's businesses. Tourism-related industries are also coming under pressure, as their services have become more expensive to foreigners.

Q: Is the United Kingdom offering attractive investment opportunities at this time?

A: We think so. Britain's economy is currently much stronger than that of Germany and France, and the British pound has appreciated less sharply than the euro. British American Tobacco and Compass Group, a catering company, have performed quite well in the slower-growth environment.

Q: Has the Fund's strategy changed in response to the more upbeat sentiment pervading the financial markets this spring?

A: Although the overall environment is showing signs of improvement, we believe it is still prudent to emphasize defensive stocks, whose performance is not tied to the underlying strength of the world economy. Cyclical stocks, whose performance tends to have a high correlation to the pace of economic growth, posted the most disappointing performance prior to the war in Iraq. Without more definitive evidence that a solid pickup is underway, we are not ready as of this writing to position the Fund more aggressively.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Have prospects for Japan improved?

A: No. The Japanese government has failed in its attempts to implement serious reform. While we are somewhat skeptical about Japan's ability to wrestle itself from a multi-year recession and a banking crisis, we believe companies that derive their profits from domestic businesses are in a better position to increase revenues than export-driven businesses. Food producer Ajinomoto and East Japan Railway exemplify our strategy. On May 31, the Fund's exposure to Japanese stocks was below that of its benchmark, reflecting our less than sanguine view there.

Q:   What factors would convince you that a bona fide recovery is under way?

A: First and foremost, we would like to see improvement in corporate earnings. The business sector, which contributed to the recession by drastically cutting spending, will be key to jump starting a full-fledged recovery. The rise in stock prices this spring is a positive first step to changing corporate sentiment. Secondly, an economic recovery in the United States would provide a much needed boost to other world economies. Finally, additional interest rate cuts in Europe would be very positive. Oil prices are down, and inflation, which is running at just under 2 percent, is well within the target range set by the European Central Bank. Lowering interest rates is an effective tool to stimulate the economy.

     Until we see significant headway on all these fronts, we believe it is prudent to insulate the Fund from the uncertainty and day-to-day volatility by maintaining a strong presence in defensive stocks until more definitive growth trends emerge. We think it is also in our shareowners' interest to prepare for an eventual recovery by selectively adding low-risk, financially sound companies selling at bargain prices. Should investors reestablish confidence in the future, we believe these and other holdings in your portfolio will be well positioned to appreciate as earnings growth and market sentiment improve.

     The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                          Value
             PREFERRED STOCKS - 1.6%
             Automobiles & Components - 0.2%
             Automobile Manufacturers - 0.2%
    863      Porsche AG                                   $    328,992
                                                          ------------
             Total Automobiles & Components               $    328,992
                                                          ------------
             Media - 1.4%
             Publishing - 1.4%
279,488      News Corp., Ltd.                             $  1,774,203
                                                          ------------
             Total Media                                  $  1,774,203
                                                          ------------
             TOTAL PREFERRED STOCKS
             (Cost $2,220,629)                            $  2,103,195
                                                          ------------
             COMMON STOCKS - 88.2%
             Energy - 9.2%
             Integrated Oil & Gas - 7.3%
335,000      BP Amoco Plc                                 $  2,323,398
800,000      CNOOC Ltd.                                      1,118,142
 95,900      ENI S.p.A.                                      1,558,265
654,000      Shell Transport & Trading Co.                   4,329,411
                                                          ------------
                                                          $  9,329,216
                                                          ------------
             Oil & Gas Exploration & Production - 0.4%
 66,300      Saipem S.p.A.                                $    491,454
                                                          ------------
             Oil & Gas Refining, Marketing & Transportation - 1.5%
 13,400      Total SA                                     $  1,969,230
                                                          ------------
             Total Energy                                 $ 11,789,900
                                                          ------------
             Materials - 6.9%
             Aluminum - 1.1%
500,000      Alumina Ltd.                                 $  1,401,263
                                                          ------------
             Commodity Chemicals - 0.5%
 14,100      BASF India Ltd.*                             $    605,538
                                                          ------------
             Construction Materials - 0.7%
 15,000      Lafarge BR                                   $    958,341
                                                          ------------
             Diversified Metals & Mining - 2.4%
 59,700      Rio Tinto Plc                                $  1,178,526
 22,500      Sandvik AB                                        573,965
500,000      WMC Resources Ltd.*                             1,254,619
                                                          ------------
                                                          $  3,007,110
                                                          ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                         Value
             Specialty Chemicals - 1.3%
  3,635      L'Air Liquide SA                            $    558,569
 37,900      Shin-Etsu Chemical Co., Ltd.                   1,160,738
                                                         ------------
                                                         $  1,719,307
                                                         ------------
             Steel - 0.9%
206,510      Broken Hill Proprietary Co., Ltd.           $  1,157,499
                                                         ------------
             Total Materials                             $  8,849,058
                                                         ------------
             Capital Goods - 4.8%
             Aerospace & Defense - 0.7%
 77,600      Smiths Industries                           $    846,100
                                                         ------------
             Constuction & Engineering - 2.6%
 59,294      Compagnie de Saint Gobain                   $  2,250,631
 55,154      Grupo Dragados SA                              1,122,670
                                                         ------------
                                                         $  3,373,301
                                                         ------------
             Electrical Components & Equipment - 0.7%
 20,400      Fanuc Ltd.                                  $    921,802
                                                         ------------
             Industrial Machinery - 0.8%
164,183      Scottish Power Plc*                         $    975,158
                                                         ------------
             Total Capital Goods                         $  6,116,361
                                                         ------------
             Commercial Services & Supplies - 2.5%
             Commercial Printing - 0.8%
103,000      Dai Nippon Printing Co., Ltd.               $  1,061,847
                                                         ------------
             Diversified Commercial Services - 0.9%
437,600      Hays Plc                                    $    588,342
 27,600      TNT Post Group N.V.                              477,370
                                                         ------------
                                                         $  1,065,712
                                                         ------------
             Office Services & Supplies - 0.8%
 24,600      Canon, Inc.                                 $  1,029,246
                                                         ------------
             Total Commercial Services & Supplies        $  3,156,805
                                                         ------------
             Transportation - 0.8%
             Railroads - 0.8%
    200      East Japan Railway Co.                      $    962,303
                                                         ------------
             Total Transportation                        $    962,303
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                     Value
              Automobiles & Components - 1.7%
              Automobile Manufacturers - 1.7%
  17,500      Bayerische Motoren Werke AG             $    602,684
  25,000      Honda Motor Co., Ltd.                        901,636
  15,300      PSA Peugeot Citroen*                         695,057
                                                      ------------
                                                      $  2,199,377
                                                      ------------
              Total Automobiles & Components          $  2,199,377
                                                      ------------
              Consumer Durables & Apparel - 0.4%
              Housewares & Specialties - 0.4%
  20,000      Sony Corp.                              $    532,195
                                                      ------------
              Total Consumer Durables & Apparel       $    532,195
                                                      ------------
              Hotels, Restaurants & Leisure - 0.8%
              Restaurants - 0.8%
 194,500      Compass Group Plc                       $  1,081,080
                                                      ------------
              Total Hotels, Restaurants & Leisure     $  1,081,080
                                                      ------------
              Media - 1.4%
              Advertising - 0.4%
  21,000      Publicis SA                             $    558,415
                                                      ------------
              Publishing - 1.0%
 157,000      Reed Elsevier Plc                       $  1,308,325
                                                      ------------
              Total Media                             $  1,866,740
                                                      ------------
              Retailing - 1.4%
              Home Improvement Retail - 1.4%
  85,000      Makita Corp.*                           $    657,211
 106,000      Wolseley Plc                               1,157,494
                                                      ------------
                                                      $  1,814,705
                                                      ------------
              Total Retailing                         $  1,814,705
                                                      ------------
              Food & Drug Retailing - 5.1%
              Food Distributors - 0.8%
 105,000      Ajinomoto Co., Inc.                     $  1,043,806
                                                      ------------
              Food Retail - 4.3%
  16,583      Carrefour Supermarch                    $    747,293
   7,500      Groupe Danone                              1,036,879
   9,200      Nestle SA (Registered Shares)              1,929,032
 520,300      Tesco Plc                                  1,757,355
                                                      ------------
                                                      $  5,470,559
                                                      ------------
              Total Food & Drug Retailing             $  6,514,365
                                                      ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                        Value
              Food, Beverage & Tobacco - 3.0%
              Distillers & Vintners - 1.2%
 137,000      Diageo Plc                                 $  1,481,405
                                                         ------------
              Tobacco - 1.8%
 216,100      British American Tobacco Plc*              $  2,313,697
                                                         ------------
              Total Food, Beverage & Tobacco             $  3,795,102
                                                         ------------
              Household & Personal Products - 1.6%
              Household Products - 1.1%
  78,200      Kao Corp.                                  $  1,439,605
                                                         ------------
              Personal Products - 0.5%
   9,200      L'Oreal SA                                 $    667,886
                                                         ------------
              Total Household & Personal Products        $  2,107,491
                                                         ------------
              Health Care Equipment & Supplies - 1.0%
              Health Care Distributors - 0.5%
  14,300      Fresenius Medical Care AG                  $    695,898
                                                         ------------
              Health Care Equipment - 0.5%
  13,847      Celesio AG                                 $    573,492
                                                         ------------
              Total Health Care Equipment & Supplies     $  1,269,390
                                                         ------------
              Pharmaceuticals & Biotechnology - 9.8%
              Pharmaceuticals - 9.8%
  34,960      AstraZeneca Plc                            $  1,420,975
  97,500      Chugai Pharmaceutical Co.                     1,098,971
 130,270      GlaxoSmithKline Plc                           2,610,082
  56,800      Novartis                                      2,227,066
  26,213      Roche Holdings AG                             1,999,194
  33,000      Schering AG*                                  1,756,182
  20,000      Takeda Chemical Industries                      784,904
 100,000      Tanabe Seiyaku Co., Ltd.                        699,552
                                                         ------------
                                                         $ 12,596,926
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 12,596,926
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
              Banks - 13.9%
              Diversified Banks - 13.9%
  95,700      Australia & New Zealand Banking Group Ltd.     $  1,155,762
 495,417      Banca Intesa S.p.A.                               1,594,253
  91,500      Banco Bilbao Vizcaya Argentaria SA                  907,565
  11,600      Banco Popular Espanol SA                            608,044
  60,000      Bank of Ireland                                     750,436
 375,000      Barclays Plc                                      2,663,849
  52,200      BNP Paribas SA                                    2,585,721
  33,707      CS Group                                            911,280
 208,602      Development Bank of Singapore Ltd.                1,178,610
 225,300      HSBC Holding Plc                                  2,676,320
     190      Mitsubishi Tokyo Financial Group, Inc.              715,451
  50,000      Toronto-Dominion Bank                             1,287,000
  68,000      Westpac Banking Corp.*                              722,400
                                                             ------------
              Total Banks                                    $ 17,756,691
                                                             ------------
              Diversified Financials - 6.3%
              Diversified Financial Services - 6.3%
  67,000      Cheung Kong Holdings Ltd.                      $    408,083
 206,795      Collins Stewart Plc                               1,281,653
   8,300      Deutsche Bank AG*                                   490,145
  23,000      Deutsche Boerse AG                                1,215,346
  80,000      Nomura Securites Co., Ltd.                          813,355
  10,981      Societe Generale                                    674,437
  10,000      Swiss RE                                            642,857
  47,100      UBS AG                                            2,539,493
                                                             ------------
                                                             $  8,065,369
                                                             ------------
              Total Diversified Financials                   $  8,065,369
                                                             ------------
              Insurance - 0.7%
              Multi-Line Insurance - 0.7%
  60,000      AXA                                            $    907,159
                                                             ------------
              Total Insurance                                $    907,159
                                                             ------------
              Real Estate - 0.7%
              Real Estate Management & Development - 0.7%
 150,000      Henderson Land Development*                    $    422,188
  98,000      Sun Hungkai Property                                488,828
                                                             ------------
              Total Real Estate                              $    911,016
                                                             ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
              Software & Services - 1.1%
              Application Software - 1.1%
  108,454     Indra Sistemas SA                               $  1,110,181
    4,800     Infosys Technologies Ltd.                            272,810
                                                              ------------
                                                              $  1,382,991
                                                              ------------
              Total Software & Services                       $  1,382,991
                                                              ------------
              Technology Hardware & Development - 5.5%
              Semiconductors - 1.6%
    4,350     Samsung Electronics                             $  1,165,757
  620,928     Taiwan Semiconductor Manufacturing Co.*              958,720
                                                              ------------
                                                              $  2,124,477
                                                              ------------
              Communications Equipment - 2.6%
   63,068     Hellenic Telecom Organization                   $    666,369
  145,230     Nokia Oyj                                          2,614,429
                                                              ------------
                                                              $  3,280,798
                                                              ------------
              Computer Hardware - 0.1%
  156,156     Compal Electronics                              $    179,365
                                                              ------------
              Electronic Equipment & Instruments - 1.2%
  367,620     Elec & Eltek International Co., Ltd.            $    691,126
   16,800     Siemens AG                                           798,978
                                                              ------------
                                                              $  1,490,104
                                                              ------------
              Total Technology Hardware & Development         $  7,074,744
                                                              ------------
              Telecommunication Services - 7.9%
              Integrated Telecommunication Services - 3.4%
   54,600     British Sky Broadcasting Plc*                   $    590,847
   25,000     KT Corp.*                                            479,750
      390     Nippon Telegraph & Telephone Corp.                 1,344,546
  128,000     Portugal Telecom, SGPS, SA                           978,932
  100,000     Telecom Italia S.p.A.                                930,691
                                                              ------------
                                                              $  4,324,766
                                                              ------------
              Wireless Telecommunication Services - 4.5%
   39,200     China Mobile (Hong Kong) Ltd. (A.D.R.)          $    459,032
   45,000     SK Telecom Co., Ltd.*                                807,750
2,066,637     Vodafone Group Plc                                 4,498,184
                                                              ------------
                                                              $  5,764,966
                                                              ------------
              Total Telecommunication Services                $ 10,089,732
                                                              ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
                 Utilities - 1.7%
                 Electric Utilities - 1.7%
  21,290         E.On AG                                           $  1,102,192
  26,600         Iberdrola SA                                           463,204
  85,500         National Grid Trans Plc                                556,538
                                                                   ------------
                                                                   $  2,121,934
                                                                   ------------
                 Total Utilities                                   $  2,121,934
                                                                   ------------
                 TOTAL COMMON STOCKS
                 (Cost $110,998,582)                               $112,961,434
                                                                   ------------

 Principal
  Amount
                 TEMPORARY CASH INVESTMENTS - 10.2%
                 Repurchase Agreement - 4.1%
$5,200,000       Credit Suisse First Boston Group, Inc., 1.21%,
                 dated 5/31/03, repurchase price of $5,200,000
                 plus accrued interest on 6/2/03 collateralized
                 by $5,534,000 U.S. Treasury Notes, 10.75%,
                 8/15/05                                           $  5,200,000
                                                                   ------------
                 Security Lending Collateral - 6.1%
 7,864,805       Securities Lending Investment Fund, 1.24%         $  7,864,805
                                                                   ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $13,064,805)                                $ 13,064,805
                                                                   ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (Cost $126,284,016) (a)(b)(c)(d)                  $128,129,434
                                                                   ============

*    Non-income producing security


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

     United Kingdom                            31.0%
     Japan                                     13.2
     France                                    11.8
     Switzerland                                8.9
     Germany                                    7.1
     Australia                                  6.5
     Italy                                      4.0
     Spain                                      3.7
     Finland                                    2.3
     South Korea                                2.1
     Singapore                                  1.6
     People's Republic of China                 1.4
     Hong Kong                                  1.1
     Canada                                     1.1
     Taiwan                                     1.0
     Other (individually less than 1%)          3.2
                                              -----
                                              100.0%
                                              =====

(b) At May 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $126,821,075 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost                                     $12,611,250
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                                     (11,302,891)
                                                                                             -----------
         Net unrealized gain                                                                 $ 1,308,359
                                                                                             ===========

(c) As of November 30, 2002 the Fund had a capital loss carryforward of $97,853,648 which will expire between 2007 and 2010 if not utilized.

(d) The Fund elected to defer approximately $7,168,779 of capital losses and $11,241 of for- eign currency losses recognized between November 1, 2002 and November 30, 2002 to its fiscal year ending November 30, 2003.

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2003 aggregated $46,074,525 and $50,515,786, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
BALANCE SHEET 5/31/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
     $7,493,985) (cost $126,284,016)                                    $128,129,434
  Foreign currencies, at value (cost $1,421)                                   1,460
  Receivables -
     Investment securities sold                                            1,479,842
     Fund shares sold                                                      1,675,218
     Dividends, interest, tax reclaims and foreign taxes withheld            485,041
  Other                                                                        3,587
                                                                        ------------
       Total assets                                                     $131,774,582
                                                                        ------------
LIABILITIES:
  Payables -
     Investment securities purchased                                    $  4,045,084
     Fund shares repurchased                                                 408,846
     Upon return of securities loaned                                      7,864,805
     Forward foreign currency settlement contracts, net                       16,565
  Due to custodian                                                         1,172,899
  Due to affiliates                                                          228,064
  Accrued expenses                                                           163,593
                                                                        ------------
       Total liabilities                                                $ 13,899,856
                                                                        ------------
NET ASSETS:
  Paid-in capital                                                       $227,346,579
  Accumulated undistributed net investment income                             42,071
  Accumulated net realized loss on investments and foreign
     currency transactions                                              (111,395,567)
  Net unrealized gain on investments                                       1,845,418
  Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies           36,225
                                                                        ------------
       Total net assets                                                 $117,874,726
                                                                        ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $100,161,442/8,404,166 shares)                      $      11.92
                                                                        ============
  Class B (based on $13,792,976/1,226,978 shares)                       $      11.24
                                                                        ============
  Class C (based on $3,919,747/353,147 shares)                          $      11.10
                                                                        ============
  Class R (based on $560.71/47 shares)                                  $      11.93
                                                                        ============
MAXIMUM OFFERING PRICE:
  Class A ($11.92 \d 94.25%)                                            $      12.65
                                                                        ============
  Class C ($11.10 \d 99.00%)                                            $      11.21
                                                                        ============


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 5/31/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $203,770)       $ 1,403,204
  Interest (net of foreign taxes withheld of $2,429)               11,831
  Income from securities loaned, net                               46,841
                                                              -----------
       Total investment income                                                   $ 1,461,876
                                                                                 -----------
EXPENSES:
  Management fees                                             $   556,784
  Transfer agent fees
     Class A                                                      388,874
     Class B                                                       88,867
     Class C                                                       23,692
  Distribution fees
     Class A                                                      116,759
     Class B                                                       71,420
     Class C                                                       18,328
     Class R                                                            1
  Administrative fees                                                 407
  Custodian fees                                                   30,122
  Registration fees                                                31,073
  Professional fees                                                28,846
  Printing                                                         37,963
  Fees & expenses of nonaffiliated trustees                         5,618
  Miscellaneous                                                    12,313
                                                              -----------
     Total expenses                                                              $ 1,411,067
     Less fees paid indirectly                                                        (2,503)
                                                                                 -----------
     Net expenses                                                                $ 1,408,564
                                                                                 -----------
       Net investment income                                                     $    53,312
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
     Investments                                              $(5,908,114)
     Forward foreign currency contracts and other asset
       and liabilities denominated in foreign currencies           72,033        $(5,836,081)
                                                              -----------        -----------
  Change in net unrealized gain (loss) from:
     Investments                                              $ 6,491,948
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies           18,882        $ 6,510,830
                                                              -----------        -----------
     Net gain on investments and foreign currency
       transactions                                                              $   674,749
                                                                                 -----------
     Net increase in net assets resulting from operations                        $   728,061
                                                                                 ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Six Months Ended 5/31/03 and the Year Ended 11/30/02

                                                           Six Months
                                                              Ended
                                                             5/31/03         Year Ended
                                                           (unaudited)        11/30/02
FROM OPERATIONS:
Net investment income (loss)                              $     53,312      $   (441,525)
Net realized loss on investments and foreign currency
  transactions                                              (5,836,081)      (28,417,155)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          6,510,830        14,451,275
                                                          ------------      ------------
  Net increase (decrease) in net assets resulting
     from operations                                      $    728,061      $(14,407,405)
                                                          ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 91,292,925      $126,520,328
Cost of shares repurchased                                 (95,153,259)     (143,863,419)
                                                          ------------      ------------
  Net decrease in net assets resulting from
     fund share transactions                              $ (3,860,334)     $(17,343,091)
                                                          ------------      ------------
  Net decrease in net assets                              $ (3,132,273)     $(31,750,496)
NET ASSETS:
Beginning of period                                        121,006,999       152,757,495
                                                          ------------      ------------
End of period (including accumulated undistributed net
  investment income (loss) of $42,071 and
  ($11,241), respectively)                                $117,874,726      $121,006,999
                                                          ============      ============


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

For the Six Months Ended 5/31/03 and the Year Ended 11/30/02

                               '03 Shares     '03 Amount
                               (unaudited)    (unaudited)        '02 Shares          '02 Amount
CLASS A
Shares sold                     7,921,753     $87,131,647          9,339,024        $114,877,321
Less shares repurchased        (7,973,980)    (88,163,574)       (10,194,589)       (127,121,879)
                               ----------     -----------        -----------        ------------
 Net decrease                     (52,227)    $(1,031,927)          (855,565)       $(12,244,558)
                               ==========     ===========        ===========        ============
CLASS B
Shares sold                        86,164     $   907,888            500,185        $  6,438,301
Less shares repurchased          (357,567)     (3,800,757)          (948,961)        (11,848,351)
                               ----------     -----------        -----------        ------------
 Net decrease                    (271,403)    $(2,892,869)          (448,776)       $ (5,410,050)
                               ==========     ===========        ===========        ============
CLASS C
Shares sold                       313,594     $ 3,252,890            419,303        $  5,204,706
Less shares repurchased          (307,743)     (3,188,928)          (394,093)         (4,893,189)
                               ----------     -----------        -----------        ------------
 Net increase                       5,851     $    63,962             25,210        $    311,517
                               ==========     ===========        ===========        ============
CLASS R*
Shares sold                            47     $       500
Less shares repurchased                 -               -
                               ----------     -----------
 Net increase                          47     $       500
                               ==========     ===========

*    Shares of Class R were first publicly offered on April 1, 2003.


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  5/31/03       Year Ended
CLASS A                                                         (unaudited)      11/30/02
Net asset value, beginning of period                              $  11.86       $  13.30
                                                                  --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.02       $  (0.01)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   0.04          (1.43)
                                                                  --------       --------
   Net increase (decrease) from investment operations             $   0.06       $  (1.44)
Distributions to shareowners:
 Net investment income                                                   -              -
 Net realized gain                                                       -              -
 Tax return of capital                                                   -              -
                                                                  --------       --------
Net increase (decrease) in net asset value                        $   0.06       $  (1.44)
                                                                  --------       --------
Net asset value, end of period                                    $  11.92       $  11.86
                                                                  ========       ========
Total return*                                                         0.51%        (10.83)%
Ratio of net expenses to average net assets+                          2.35%**        2.18%
Ratio of net investment income (loss) to average net assets+          0.29%**       (0.15)%
Portfolio turnover rate                                                 41%**          34%
Net assets, end of period (in thousands)                          $100,161       $100,287
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         2.35%**        2.17%
 Net investment income (loss)                                         0.29%**       (0.14)%

                                                                Year Ended    Year Ended      Year Ended    Year Ended
CLASS A                                                          11/30/01      11/30/00        11/30/99      11/30/98
Net asset value, beginning of period                             $  17.87      $  21.14        $  17.14      $  23.66
                                                                 --------      --------        --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  (0.06)     $   0.00(a)     $  (0.09)     $   0.14
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 (4.40)        (3.27)           4.29         (2.06)
                                                                 --------      --------        --------      --------
   Net increase (decrease) from investment operations            $  (4.46)     $  (3.27)       $   4.20      $  (1.92)
Distributions to shareowners:
 Net investment income                                              (0.11)            -           (0.13)        (1.15)
 Net realized gain                                                      -             -               -         (3.45)
 Tax return of capital                                                  -             -           (0.07)            -
                                                                 --------      --------        --------      --------
Net increase (decrease) in net asset value                       $  (4.57)     $  (3.27)       $   4.00      $  (6.52)
                                                                 --------      --------        --------      --------
Net asset value, end of period                                   $  13.30      $  17.87        $  21.14      $  17.14
                                                                 ========      ========        ========      ========
Total return*                                                      (25.12)%      (15.47)%         24.77%        (9.35)%
Ratio of net expenses to average net assets+                         2.00%         1.71%           1.89%         1.73%
Ratio of net investment income (loss) to average net assets+        (0.42)%       (0.45)%         (0.27)%        0.60%
Portfolio turnover rate                                                31%           46%             90%          123%
Net assets, end of period (in thousands)                         $123,854      $194,304        $289,291      $314,381
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.99%         1.69%           1.88%         1.72%
 Net investment income (loss)                                       (0.41)%       (0.43)%         (0.26)%        0.61%

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              5/31/03      Year Ended
CLASS B                                                     (unaudited)     11/30/02
Net asset value, beginning of period                          $ 11.25        $ 12.76
                                                              -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                          $ (0.05)       $ (0.62)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.04          (0.89)
                                                              -------        -------
   Net increase (decrease) from investment operations         $ (0.01)       $ (1.51)
Distributions to shareowners:
 Net investment income                                              -              -
 Net realized gain                                                  -              -
 Tax return of capital                                              -              -
                                                              -------        -------
Net increase (decrease) in net asset value                    $ (0.01)       $ (1.51)
                                                              -------        -------
Net asset value, end of period                                $ 11.24        $ 11.25
                                                              =======        =======
Total return*                                                   (0.09)%       (11.83)%
Ratio of net expenses to average net assets+                     3.51%**        3.13%
Ratio of net investment loss to average net assets+             (0.93)%**      (1.08)%
Portfolio turnover rate                                            41%**          34%
Net assets, end of period (in thousands)                      $13,793        $16,861
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    3.50%**        3.12%
 Net investment loss                                            (0.92)%**      (1.07)%

                                                          Year Ended   Year Ended     Year Ended     Year Ended
CLASS B                                                    11/30/01     11/30/00       11/30/99      11/30/98(a)
Net asset value, beginning of period                        $ 17.22      $ 20.56        $ 16.63        $ 23.09
                                                            -------      -------        -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.28)     $ (0.28)       $ (0.19)       $ (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                           (4.18)       (3.06)          4.13          (1.97)
                                                            -------      -------        -------        -------
   Net increase (decrease) from investment operations       $ (4.46)     $ (3.34)       $  3.94        $ (2.01)
Distributions to shareowners:
 Net investment income                                            -            -          (0.01)         (1.00)
 Net realized gain                                                -            -              -          (3.45)
 Tax return of capital                                            -            -          (0.00)(b)          -
                                                            -------      -------        -------        -------
Net increase (decrease) in net asset value                  $ (4.46)     $ (3.34)       $  3.93        $ (6.46)
                                                            -------      -------        -------        -------
Net asset value, end of period                              $ 12.76      $ 17.22        $ 20.56        $ 16.63
                                                            =======      =======        =======        =======
Total return*                                                (25.90)%     (16.24)%        23.71%        (10.09)%
Ratio of net expenses to average net assets+                   2.98%        2.61%          2.72%          2.57%
Ratio of net investment loss to average net assets+           (1.41)%      (1.33)%        (1.14)%        (0.24)%
Portfolio turnover rate                                          31%          46%            90%           123%
Net assets, end of period (in thousands)                    $24,841      $42,380        $69,001        $58,519
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.97%        2.59%          2.71%          2.56%
 Net investment loss                                          (1.40)%      (1.31)%        (1.13)%        (0.23)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                    5/31/03      Year Ended
CLASS C                                                           (unaudited)     11/30/02
Net asset value, beginning of period                                $11.11         $12.61
                                                                    ------         ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $(0.05)        $(0.53)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                   0.04          (0.97)
                                                                    ------         ------
   Net increase (decrease) from investment operations               $(0.01)        $(1.50)
Distributions to shareowners:
 Net investment income                                                   -              -
 Net realized gain                                                       -              -
 Tax return of capital                                                   -              -
                                                                    ------         ------
Net increase (decrease) in net asset value                          $(0.01)        $(1.50)
                                                                    ------         ------
Net asset value, end of period                                      $11.10         $11.11
                                                                    ======         ======
Total return*                                                        (0.09)%       (11.90)%
Ratio of net expenses to average net assets+                          3.56%**        3.32%
Ratio of net investment income (loss) to average net assets+         (0.92)%**      (1.21)%
Portfolio turnover rate                                                 41%**          34%
Net assets, end of period (in thousands)                            $3,920         $3,859
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         3.55%**        3.31%
 Net investment loss                                                 (0.91)%**      (1.20)%

                                                                Year Ended   Year Ended     Year Ended     Year Ended
CLASS C                                                          11/30/01     11/30/00       11/30/99      11/30/98(a)
Net asset value, beginning of period                              $17.08       $20.43         $16.53         $22.90
                                                                  ------       ------         ------         ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $(0.22)      $(0.37)        $(0.17)        $(0.02)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                (4.25)       (2.98)          4.08          (1.87)
                                                                  ------       ------         ------         ------
   Net increase (decrease) from investment operations             $(4.47)      $(3.35)        $ 3.91         $(1.89)
Distributions to shareowners:
 Net investment income                                                 -            -          (0.01)         (1.03)
 Net realized gain                                                     -            -              -          (3.45)
 Tax return of capital                                                 -            -          (0.00)(b)          -
                                                                  ------       ------         ------         ------
Net increase (decrease) in net asset value                        $(4.47)      $(3.35)        $ 3.90         $(6.37)
                                                                  ------       ------         ------         ------
Net asset value, end of period                                    $12.61       $17.08         $20.43         $16.53
                                                                  ======       ======         ======         ======
Total return*                                                     (26.17)%     (16.40)%        23.69%         (9.55)%
Ratio of net expenses to average net assets+                        3.33%        2.87%          2.67%          2.38%
Ratio of net investment income (loss) to average net assets+       (1.78)%      (1.61)%        (1.00)%        (0.13)%
Portfolio turnover rate                                               31%          46%            90%           123%
Net assets, end of period (in thousands)                          $4,062       $5,085         $5,976         $6,031
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       3.25%        2.82%          2.64%          2.35%
 Net investment loss                                               (1.70)%      (1.56)%        (0.97)%        (0.10)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            4/1/03 to
                                                             5/31/03
                                                           (unaudited)
CLASS R (a)
Net asset value, beginning of period                         $10.54
                                                             ------
Increase from investment operations:
 Net investment income                                       $ 0.03
 Net realized and unrealized gain on investments and
   foreign currency transactions                               1.36
                                                             ------
   Net increase from investment operations                   $ 1.39
                                                             ------
Net increase in net asset value                              $ 1.39
                                                             ------
Net asset value, end of period                               $11.93
                                                             ======
Total return*                                                 13.19%
Ratio of net expenses to average net assets+                   2.03%**
Ratio of net investment income to average net assets+          1.50%**
Portfolio turnover rate                                          41%**
Net assets, end of period (in thousands)                     $    1
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.03%**
 Net investment income                                         1.50%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Value Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Shares of Class A, Class B, Class C and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in com-

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     puting the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are recorded net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund's investments in emerging markets or countries with limited or developing markets, may subject the Fund to greater degree of risk than in a developed market. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2003, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2003, the Fund had no reserve related to capital gains. Any estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2003, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $8,215 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2003.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3 ). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

G.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral is adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

H.   Repurchase Agreement

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment advisor, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment advisor, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of excess over $500 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2003, $104,067 was payable to PIM related to management fees, administrative fees and certain other expenses.

Pioneer International Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $87,361 in transfer agent fees payable to PIMSS at May 31, 2003.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $36,636 in distribution fees payable to PFD at May 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2003, CDSCs in the amount of $16,950 were paid to PFD.

Pioneer International Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended May 31, 2003, the Fund's expenses were reduced by $2,503 under such arrangements.

6. Forward Foreign Currency Contracts

During the six months ended May 31, 2003, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2003, the Fund had no outstanding portfolio hedges. At May 31, 2003, the gross forward currency settlement contracts receivable and payable were $2,947,271 and $2,930,706, respectively, resulting in a net payable of $16,565.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2003, the Fund had no borrowings under this agreement.

Pioneer International Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Marguerite A. Piret                      Joseph P. Barri, Secretary
Osbert M. Hood*
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Executive Vice President and Trustee of the Fund on 4/30/03.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares) Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

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--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com


This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO]
Pioneer Investment Management, Inc.                            13604-00-0703
60 State Street               (Copyright) 2003 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109 Underwriter of Pioneer mutual funds, Member SIPC www.pioneerfunds.com

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 5, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 5, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 5, 2003

*Print thename and title of each signing officer under his or her signature.